UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-21368

                      BTOP50 Managed Futures Fund
            (Exact name of registrant as specified in charter)

                       800 Third Ave., 22nd Floor
                           New York, NY 10022
            (Address of principal executive offices) (Zip code)

                      Asset Alliance Advisors, Inc.
                       800 Third Ave., 22nd Floor
                           New York, NY 10022
                 (Name and address of agent for service)

                               Copies to:
                          Richard T. Prins, Esq.
                 Skadden, Arps, Slate, Meagher & Flom LLP
                            Four Times Square
                         New York, New York 10036

   Registrant's telephone number, including area code:  212-207-8786

                   Date of fiscal year end:  October 31

          Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form
N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.


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Item 1. Proxy Voting Record

The Registrant has not yet commenced operations and therefore has no proxy voting history for the period July 1, 2005 - June 30, 2006.


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                               SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant		BTOP50 Managed Futures Fund


By (Signature and Title) /s/Bruce H. Lipnick
                         Bruce H. Lipnick
                        (President and Chief Executive Officer)

Date